Consolidated Balance Sheets (Ensysce Biosciences, Inc.) (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares outstanding		0	0
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Common Stock, Shares Authorized		100,000,000	100,000,000
Common Stock, Shares, Outstanding		6,224,268	7,067,422
Ensysce Biosciences, Inc [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Preferred stock, par value	$ 0.000025	$ 0.000025	$ 0.000025
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common Stock, Par or Stated Value Per Share	$ 0.000025	$ 0.000025	$ 0.000025
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000
Common Stock, Shares, Outstanding	243,790,541	239,465,160	239,465,160
Common Stock, Shares, Issued	243,790,541	239,465,160	239,465,160